Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Description of the Plan
1. Description of the Plan
Reporting Entity
The accompanying financial
statements include the
assets of The
FirstBank 401(k) Retirement
Plan for Residents
of the
U.S. Virgin Islands
and the United
States of America
(the “Plan”) sponsored
by FirstBank Puerto
Rico (the “Bank”)
for its
U.S. Virgin Islands
and United States
of America employees.
The following description
of the Plan
provides only general
information. Participants should refer to the Plan agreement for a complete description of the Plan’s provisions.
General
The Plan is a defined
contribution plan, which became effective
on May 15, 1977.
Effective September 1, 1991, the
Plan
was further
amended to
become a
savings plan
under the
provisions of
the U.S.
Internal Revenue
Code.
The Plan
is
subject to the provisions of the Employee Retirement
Income Security Act of 1974, as amended (ERISA).
Eligibility
Effective
March
1,
2025,
eligible
employees
of
the
Bank’s
U.S.
Virgin
Islands
and
United
States
of
America
became
eligible to participate
in the Plan’s
matching, qualified matching,
and qualified non-elective contribution
components upon
completion of three months
of service. Prior to this date, such employees were required to complete one year of service to
be eligible to participate.
Eligible
employees
who
fail
to
initiate
elective
deferral
contributions
upon
completing
three months
of
service
are
automatically enrolled
in the Plan,
unless they elect
to waive participation
in the Plan
by completing such
waiver at least
30 days
before
the
enrollment
date.
If
the
employee
does
not
complete
such
waiver
within
the
mentioned
period,
the
employee
will
be
automatically
enrolled
in
the
Plan.
Effective
March
1,
2025,
the
automatic
enrollment
initial
pre-tax
contribution is equivalent to 3 % of his/her period eligible compensation and will increase by 1 % per year up to a maximum of 6
% of the compensation as of
the first day of each
subsequent Plan Year. Prior to
such date, the automatic enrollment
initial pre-tax contribution
was equivalent to
2
% of eligible
compensation per pay
period with an
increase of
1 % per year
up
to
a
maximum
of
5
%
as
of
the
beginning
of
each
subsequent
Plan
Year.
Such
contributions
will
be
invested
in
a
predetermined fund until subsequent election is made by
the participant.
Contributions
Participants
are
permitted
to
contribute
up
to
an
amount
not
to
exceed
the
maximum
deferral
amount
specified
by
the
Internal Revenue Service (“IRS”) of $ 23,500
for the tax year ended December 31, 2025. Nonetheless, the participant may make
voluntary
contributions
to
the
Plan
on
an
after-tax basis,
or
by
means
of
Roth
contributions,
not
to
exceed
the
maximum annual limit allowed by
law. On November 13, 2025, the
IRS announced an increase in
the contribution limit to
$ 24,500
effective in 2026. The Bank
contributes a matching contribution of
fifty
cents for every dollar up
to the first
6 % of
the
participant’s
eligible
compensation
that
a
participant
contributes
to
the
Plan
on
a
pre-tax
basis,
or
through
Roth
contributions
on
an
after-tax
basis.
The
Bank’s
matching
contribution
of
fifty
cents
for
every
dollar
of
the
employee’s
contribution
is
comprised
of:
(i)
twenty-five
cents
for
every
dollar
of
the
employee’s
contribution
up
to
6
%
of
the
employee’s eligible
compensation to
be paid
to the
Plan as
of each
bi-weekly payroll;
and, (ii)
an additional
twenty-five
cents for every dollar of the employee’s contribution up
to
6
% of the employee’s eligible compensation to be deposited
as
a lump sum subsequent to the Plan Year. These are called 401(k) Matching Contributions and 401(k) Additional Matching
Contributions,
respectively.
Investment of participants’ and employer’s contributions are directed by participants into various investment options, which include several
mutual funds
and the
common stock
of First
BanCorp., the
Bank’s parent
company. The
Plan allows
for
rollover contributions from other qualified plans.
Participants with
an age
of 50
or older
are permitted
to make
an additional
$
7,500
pre-tax contribution
for the
tax year
ended December 31, 2025
after contributing the Plan limit
of their pre-tax annual compensation.
On November 13, 2025,
the IRS announced
an increase in
the additional pre-tax
contribution for participants
with an age
of 50 or
older to $
8,000
effective in
2026. Additionally,
pursuant to
the SECURE
2.0 Act,
participants who
attain ages
60 through
63 during
the
taxable
year
may
be
eligible
to
make
enhanced
“super
catch-up” contributions
in
lieu
of
the
standard
age
50
catch-up
contribution.
The
Plan
adopted
this
provision
effective
January
1,
2025.
Accordingly,
eligible
participants
may
make
enhanced catch-up contributions of $ 11,250
for the tax years ended December 31, 2025
and 2026.
Participant Accounts
Each participant’s
account is
credited with
the participant’s
contributions and
allocations of
the Bank’s
contributions and
Plan earnings.
Allocations are
based on
the participant’s
contributions in
the case
of matching
contributions, or
account
balances in each investment option in the case of plan earnings. The benefit to which a participant is entitled is the benefit that can
be provided
from the
participant’s vested
account. Certain
administrative expenses
directly associated
with the
Plan are paid using the Plan assets and
then the expenses are allocated among all participants
accounts.
Vesting
Participants
are
immediately
vested
in
their
contributions
and
the
401(k)
Matching
Contributions
plus
actual
earnings
thereon.
The
401(k)
Additional
Matching
Contribution
is
subject
to
the
completion
of
at
least
three
years
of
service
for
vesting.
Notes receivable from Participants
The Plan allows participants and
their beneficiaries to borrow from
their accounts a minimum of
$1,000 up to a
maximum
equal to the lesser of
50% of the participant’s vested
account balance or $50,000. A
maximum of one loan outstanding
is
permitted at any time. Interest
rates on loans are generally
calculated based on the prime
rate plus
2
% as of the date
the
loan is granted. As of December 31, 2025 and 2024, the loans had interest rates ranging from 5.25 % to 10.50%. Principal and interest are paid to the Plan ratably through biweekly payroll deductions. The loans have a term of repayment of up to five years
. The
Plan Administrator
may fix
the term
for repayment
of a
home loan
for a
period exceeding
five years . A
home loan is a
loan used to acquire a
dwelling unit which, within a
reasonable time, the participant
will use as a
principal
residence. Loan transactions
are considered transfers
between the investment
funds and the
Participants Loan account.
These transactions are secured by the balance in
the participant's account.
Payment of Benefits
Plan
participants
are
permitted
to
make
withdrawals
from
the
Plan,
subject
to
provisions
in
the
Plan
agreement.
Participants may receive a distribution
from the Plan prior to
termination of employment upon attainment
of age 59 ½. On
termination of
service due
to death,
disability or
retirement all
distributions from
the Plan
can be
made in
a single
lump-
sum cash payment, installments over a period of not more than the participant’s assumed life expectancy, or the assumed life expectancies
of the
participant and
his or
her beneficiary,
or partial
withdrawals of
at least
$
1,000
. If
the value
of the
vested account is more than $ 7,000 , the participant may elect to defer any benefit payable under the Plan until a specified future
date.
However,
if
the
value
of
the
account
balance
does
not
exceed
$
7,000
,
the
distribution
will
be
made
to
the
participant,
regardless
of
whether
the
participant
consents
to
receive
it.
The
Plan
allows
for
participants
to
receive
hardship distributions.
In the
case of
participant termination
because of
death, all
amounts credited
to such
participant’s account
shall become
fully vested
and the
entire amount
is paid
to the
person or
persons legally
entitled
thereto. In
addition, a
participant will
fully
vest
in
his
or
her
account
balance
(including
401(k)
Additional
Matching
Contributions)
upon
permanent
and
total
disability.
Plan Expenses and Administration
Bank
and
participant
contributions
were
held
by
Charles
Schwab
Trust
Bank
(“Charles
Schwab”)
as
custodian
and
managed
by
Milliman
USA,
Inc.
as
plan
recordkeeper,
both
appointed
by
the
Board
of
Directors
of
the
Bank.
The
custodian invests cash received,
interest and dividend
income and makes
distributions to participants.
The Bank’s parent
company
common
stock
in
the
Plan
is
held
by
State
Street
Bank
and
Trust
Company
(“State
Street”),
which
provides
Charles Schwab with custody, fund accounting, fund administration and transfer agency services.
Generally, recordkeeper’s fees are paid by the Bank
unless there are forfeitures available to offset such
expenses. For the
year ended
December 31,
2025, the
Bank paid
on behalf
of the
Plan $
47,958
in administrative
fees and
other services
rendered
by
the
plan
recordkeeper
and
$
10,080
for
investment
advisory
and
retirement
plan
consulting
to
third-party
consultants.
Administrative
expenses
incurred
by
the
Plan,
primarily
custodian’s
fees
and
recordkeeper’s
fees,
are
reflected in the Plan’s financial statements.
Forfeitures
Forfeited balances of
terminated participants’ non-vested
accounts are used
to reduce future
Bank contributions or
used
to cover administrative expenses of the Plan. Refer to
Note 7 for further detail.